Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 18, 2013
Related Party Transaction [Line Items]
Due from related parties, short term		$ 16,688	$ 18,926
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties		0	22,659
Loan portion		0	11,770
Accrued interest, non-current		0	4,244
Due from related parties, short term		0	6,645
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity					$ 24,100
Increase in availability under the Navios Revolving Loans			30,000
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties		44,908	38,465
Loan portion		20,662	20,662
Accrued interest, non-current		7,558	5,783
Due from related parties, short term		16,688	$ 12,020
Navios Europe II | Navios Revolving Loans II
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		4,503
Navios Europe II | Navios Revolving Loans II | Minimum
Related Party Transaction [Line Items]
Amount commited to fund		0
Navios Europe II | Navios Revolving Loans II | Maximum
Related Party Transaction [Line Items]
Amount commited to fund		$ 4,503
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		18.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		$ 57,500		$ 43,500
Increase in availability under the Navios Revolving Loans	$ 14,000